UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06660

Name of Fund: BlackRock MuniYield Quality Fund, Inc. (MQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2012

Date of reporting period: 07/31/2011

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2011 (Unaudited)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 2.2%
County of Jefferson Alabama, RB, Series A, 4.75%, 1/01/25	$3,000	$2,507,400
University of Alabama, RB, Series A (NPFGC), 5.00%, 7/01/34	7,125	7,217,411
		9,724,811
Alaska — 1.3%
Alaska Housing Finance Corp., RB, General Housing, Series B (NPFGC), 5.25%, 12/01/30	600	609,114
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC), 6.00%, 9/01/32	4,425	4,892,767
		5,501,881
Arizona — 1.3%
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/38	2,750	2,812,012
State of Arizona, COP, Department of Administration, Series A (AGM):
5.00%, 10/01/27	1,850	1,912,549
5.25%, 10/01/28	800	837,256
		5,561,817
California — 19.1%
Alameda Corridor Transportation Authority, Refunding RB, CAB, Subordinate Lien, Series A (AMBAC), 5.45%, 10/01/25 (a)	4,150	3,394,700
Cabrillo Community College District, GO, CAB, Election of 2004, Series B (NPFGC) (b):
5.18%, 8/01/37	3,250	549,347
4.87%, 8/01/38	7,405	1,166,806
California Health Facilities Financing Authority, Refunding RB:
St. Joseph Health System, Series A, 5.75%, 7/01/39	775	783,796
Sutter Health, Series B, 5.88%, 8/15/31	1,500	1,602,390
California State University, RB, Systemwide, Series A (NPFGC), 5.00%, 11/01/35	2,130	2,088,763

Municipal Bonds	Par (000)	Value
California (continued)
Carlsbad Unified School District, GO, Election of 2006, Series B, 6.00%, 5/01/34 (a)	$5,000	$3,139,350
Chino Valley Unified School District, GO, Election of 2002, Series C (NPFGC), 5.25%, 8/01/30	1,200	1,236,636
City of San Jose California, RB, Series A 1, AMT, 5.75%, 3/01/34	1,150	1,139,880
City of San Jose California, Refunding RB, Series A, AMT (AMBAC), 5.50%, 3/01/32	5,100	4,923,132
Coast Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGM), 5.00%, 8/01/13 (a)	2,800	2,457,392
El Monte Union High School District California, GO, Election of 2002, Series C (AGM), 5.25%, 6/01/28	6,110	6,409,084
Fresno Unified School District California, GO, Election of 2001, Series E (AGM), 5.00%, 8/01/30	1,230	1,238,647
Grossmont-Cuyamaca Community College District California, GO, Refunding, CAB, Election of 2002, Series C (AGC), 5.80%, 8/01/30 (b)	10,030	3,057,144
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 8/01/34 (a)	4,125	2,133,285
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	770	788,434
Election of 2008, Series C, 5.25%, 8/01/39	2,500	2,628,125
Los Angeles Municipal Improvement Corp., RB, Series B1 (NPFGC), 4.75%, 8/01/37	3,210	2,764,099
Metropolitan Water District of Southern California, RB, Series B-1 (NPFGC):
5.00%, 10/01/29	4,000	4,083,880
5.00%, 10/01/36	2,275	2,293,928

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GAN	Grant Anticipation Notes
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
LOC	Line of Credit
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family
SAN	State Aid Notes
Syncora	Syncora Guarantee

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011	1

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Mount Diablo Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/27	$1,750	$1,754,375
Orange County Sanitation District, COP, Series B (AGM):
5.00%, 2/01/30	3,500	3,634,610
5.00%, 2/01/31	1,200	1,240,788
Port of Oakland, RB, Series K, AMT (NPFGC), 5.75%, 11/01/29	2,405	2,405,481
Poway Redevelopment Agency California, Tax Allocation Bonds, Refunding, Paguay Redevelopment Project (AMBAC), 5.13%, 6/15/33	2,000	1,697,660
Sacramento Unified School District California, GO, Election of 2002 (NPFGC), 5.00%, 7/01/30	2,500	2,539,000
San Bernardino Community College District California, GO, CAB, Election of 2008, Series B, 6.38%, 8/01/34 (a)	10,000	6,261,200
San Diego County Water Authority, COP, Refunding, Series 2008-A (AGM), 5.00%, 5/01/38	3,000	3,030,600
San Diego Unified School District California, GO, CAB, Election of 2008, Series C, 6.85%, 7/01/38 (b)	2,200	395,164
San Joaquin County Transportation Authority, RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	900	985,797
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/29	2,825	2,892,885
San Marcos Unified School District, GO, Election of 2010, Series A:
5.00%, 8/01/34	900	905,634
5.00%, 8/01/38	760	755,539
State of California, GO:
5.13%, 6/01/27	30	30,017
5.50%, 4/01/28	5	5,132
Turlock Irrigation District, Refunding RB, 5.50%, 1/01/41 (c)	1,100	1,133,374
Ventura County Community College District, GO, Election of 2002, Series B (NPFGC), 5.00%, 8/01/30	3,150	3,239,680
Yosemite Community College District, GO, CAB, Election of 2004, Series D, 6.55%, 8/01/36 (b)	15,000	2,797,350
		83,583,104
Colorado — 1.6%
Colorado Health Facilities Authority, RB, Covenant Retirement Communities, Series A, (Radian):
5.50%, 12/01/27	1,600	1,507,744
5.50%, 12/01/33	900	816,219

Municipal Bonds	Par (000)	Value
Colorado (concluded)
E-470 Public Highway Authority Colorado, Refunding RB, CAB, Series B (NPFGC), 5.59%, 9/01/29 (b)	$9,000	$2,516,760
Regional Transportation District, COP, Series A, 5.38%, 6/01/31	1,885	1,960,815
		6,801,538
Florida — 9.4%
County of Duval Florida, COP, Master Lease Program (AGM), 5.00%, 7/01/33	4,050	4,064,256
County of Miami-Dade Florida, GO, Building Better Communities Program, Series B, 6.38%, 7/01/28	3,300	3,681,414
County of Miami-Dade Florida, RB, Water and Sewer System (AGM), 5.00%, 10/01/39	4,000	4,043,720
County of Miami-Dade Florida, Refunding RB, Miami International Airport, AMT (ACG), 5.00%, 10/01/40	8,200	7,387,790
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 6/01/27	1,395	1,404,012
5.38%, 10/01/29	1,900	1,927,360
Florida State Department of Environmental Protection, RB, Series B (NPFGC), 5.00%, 7/01/27	2,545	2,638,249
Highlands County Health Facilities Authority, RB, Adventist Health System/Sunbelt, Series B, 6.00%, 11/15/37	1,250	1,324,337
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.38%, 10/01/33	2,700	2,714,931
Orange County School Board, COP, Series A:
(AGC), 5.50%, 8/01/34	3,550	3,668,286
(NPFGC), 5.00%, 8/01/31	5,000	5,013,150
Sarasota County Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 7/01/39	375	378,919
South Florida Water Management District, COP (AGC), 5.00%, 10/01/22	2,700	2,849,418
		41,095,842
Georgia — 0.3%
Gwinnett County Hospital Authority, Refunding RB, Gwinnett Hospital System, Series D (AGM), 5.50%, 7/01/41	1,125	1,137,173
Illinois — 21.3%
Chicago Board of Education Illinois, GO, Refunding, Chicago School Reform Board, Series A (NPFGC), 5.50%, 12/01/26	2,000	2,081,100
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	750	767,317

2	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
City of Chicago Illinois, ARB, General, Third Lien, Series B-2, AMT:
(AGM), 5.75%, 1/01/23	$3,400	$3,505,026
(AGM), 5.75%, 1/01/24	4,000	4,121,720
(Syncora), 6.00%, 1/01/29	3,300	3,368,970
City of Chicago Illinois, GO, CAB, City Colleges (NPFGC), 5.90%, 1/01/31 (b)	13,000	3,817,190
City of Chicago Illinois, RB, Series A:
(AGC), 5.00%, 1/01/38	4,000	3,994,000
General, Third Lien, 5.75%, 1/01/39	5,500	5,739,470
City of Chicago Illinois, Refunding ARB, General, Third Lien, Series A-2, AMT (AGM), 5.75%, 1/01/21	2,665	2,775,944
City of Chicago Illinois, Refunding RB, General Airport, Third Lien, Series A, AMT (NPFGC):
5.75%, 1/01/21	5,500	5,575,845
5.38%, 1/01/32	10,000	9,751,500
County of Cook Illinois, GO, Capital Improvement, Series C (AMBAC), 5.50%, 11/15/12 (d)	5,080	5,419,598
Illinois Finance Authority, RB, Carle Foundation, Series A, 5.75%, 8/15/34	850	837,173
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 6/15/30	28,525	28,985,964
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC), 4.46%, 6/15/30 (b)	15,000	5,088,000
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM) (b):
5.83%, 6/15/27	1,750	726,968
6.25%, 6/15/44	4,625	579,189
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	900	926,865
Regional Transportation Authority, RB, Series B (NPFGC), 5.75%, 6/01/33	3,200	3,489,600
State of Illinois, RB, Build Illinois, Series B, 5.25%, 6/15/34	1,700	1,725,075
		93,276,514
Indiana — 3.4%
Indiana Municipal Power Agency, RB:
Series A (NPFGC), 5.00%, 1/01/37	2,750	2,751,182
Series B, 5.75%, 1/01/34	550	561,286
Indianapolis Local Public Improvement Bond Bank, Refunding RB:
Airport Authority Project, Series B, AMT (NPFGC), 5.25%, 1/01/30	5,055	5,013,549
Waterworks Project, Series A, 5.75%, 1/01/38	1,300	1,368,835
Waterworks Project, Series A (AGC), 5.25%, 1/01/29	2,350	2,487,428

Municipal Bonds	Par (000)	Value
Indiana (concluded)
Indianapolis Local Public Improvement Bond Bank, Refunding RB (concluded):
Waterworks Project, Series A (AGC), 5.50%, 1/01/38	$2,450	$2,562,161
		14,744,441
Iowa — 1.8%
Iowa Finance Authority, RB, Series A (AGC), 5.63%, 8/15/37	7,700	7,963,802
Louisiana — 0.5%
Louisiana Public Facilities Authority, Refunding RB, Christus Health, Series B (AGC), 6.50%, 7/01/30	1,800	1,997,388
Massachusetts — 2.3%
Massachusetts HFA, RB, Rental Mortgage, Series C, AMT (AGM), 5.60%, 1/01/45	4,000	4,005,840
Massachusetts HFA, Refunding RB, Series C, AMT:
5.00%, 12/01/30	3,000	2,891,730
5.35%, 12/01/42	1,525	1,484,221
Massachusetts Water Resources Authority, Refunding RB, General, Series A (NPFGC), 5.00%, 8/01/34	1,800	1,857,402
		10,239,193
Michigan — 10.6%
City of Detroit Michigan, RB, System, Second Lien, Series B (NPFGC), 5.00%, 7/01/36	3,150	2,897,559
City of Detroit Michigan, Refunding RB:
Second Lien, Series E (BHAC), 5.75%, 7/01/31	8,300	8,724,462
Series D (NPFGC), 5.00%, 7/01/28	6,000	5,754,960
Series D (NPFGC), 5.00%, 7/01/33	1,000	946,460
Kalamazoo Hospital Finance Authority, RB, Bronson Methodist Hospital (AGM), 5.25%, 5/15/36	575	577,766
Lansing Board of Water & Light, RB, Series A, 5.50%, 7/01/41	2,500	2,648,900
Michigan Higher Education Student Loan Authority, Refunding RB, Student Loan, Series XVII-G, AMT (AMBAC), 5.20%, 9/01/20	2,140	2,152,262
Michigan State Building Authority, Refunding RB:
Series I-A, 5.38%, 10/15/36	1,200	1,208,808
Series I-A, 5.38%, 10/15/41	1,000	1,007,340
Series II-A (AGM), 5.25%, 10/15/36	4,270	4,306,594
Michigan State HDA, RB, Series C, AMT, 5.50%, 12/01/28	1,455	1,460,951
Michigan Strategic Fund, Refunding RB, AMT (Syncora), Detroit Edison Co. Project:
Series A, 5.50%, 6/01/30	1,700	1,672,460
Series C, 5.45%, 12/15/32	5,800	5,593,926

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011	3

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	$3,510	$4,052,260
State of Michigan, RB, GAN (AGM), 5.25%, 9/15/26	3,350	3,553,010
		46,557,718
Minnesota — 0.7%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	2,700	2,941,326
Nevada — 7.1%
City of Carson City Nevada, RB, Carson- Tahoe Hospital Project, Series A (Radian), 5.50%, 9/01/33	4,100	3,743,218
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,150	1,248,360
County of Clark Nevada, RB (NPFGC):
Southwest Gas Corp. Project, Series D, AMT, 5.25%, 3/01/38	8,800	8,194,736
Subordinate Lien, Series A-2, 5.00%, 7/01/30	2,000	2,009,620
Subordinate Lien, Series A-2, 5.00%, 7/01/36	16,350	16,007,140
		31,203,074
New Jersey — 7.4%
New Jersey EDA, RB:
Cigarette Tax (Radian), 5.50%, 6/15/31	1,285	1,209,468
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/31	17,365	17,788,879
School Facilities Construction, Series O, 5.13%, 3/01/30	7,500	7,601,325
New Jersey Higher Education Student Assistance Authority, RB, Series 1:
5.50%, 12/01/25	800	822,168
5.75%, 12/01/27	375	386,764
5.75%, 12/01/28	400	409,672
5.88%, 12/01/33	1,980	2,005,067
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (NPFGC), 5.75%, 6/15/25	2,000	2,269,160
		32,492,503
New York — 0.5%
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	2,000	2,201,800

Municipal Bonds	Par (000)	Value
North Carolina — 0.4%
North Carolina Medical Care Commission, RB, Novant Health Obligation, Series A, 4.75%, 11/01/43	$2,300	$1,955,161
Ohio — 0.5%
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/37	725	806,055
Ohio Higher Educational Facility Commission, Refunding RB, Summa Health System, 2010 Project (AGC), 5.25%, 11/15/40	1,400	1,375,430
		2,181,485
Pennsylvania — 2.1%
Pennsylvania HFA, Refunding RB, Series 99A, AMT, 5.25%, 10/01/32	2,000	2,007,020
Pennsylvania Turnpike Commission, RB, Subordinate, Special Motor License Fund:
6.00%, 12/01/36	775	863,412
5.50%, 12/01/41	6,000	6,345,120
		9,215,552
Puerto Rico — 2.3%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	4,700	5,041,972
Puerto Rico Sales Tax Financing Corp., Refunding RB:
CAB, Series A (NPFGC), 5.72%, 8/01/41 (b)	28,000	3,995,880
First Sub-Series C, 6.00%, 8/01/39	1,050	1,102,090
		10,139,942
South Carolina — 0.7%
South Carolina Jobs-EDA, Refunding RB, Palmetto Health, Series A (AGM), 6.50%, 8/01/39	320	333,370
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/40	2,500	2,548,050
		2,881,420
Texas — 11.9%
Bell County Health Facility Development Corp. Texas, RB, Lutheran General Health Care System, 6.50%, 7/01/19 (e)	1,000	1,246,620
City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	2,850	3,171,765
Comal ISD, GO, School Building (PSF-GTD), 5.00%, 2/01/36	2,500	2,561,725

4	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport Facilities Improvement Corp., Refunding RB, Joint Series A, AMT (NPFGC):
5.88%, 11/01/17	$1,835	$1,854,818
5.88%, 11/01/18	2,145	2,168,166
5.88%, 11/01/19	2,385	2,402,434
Lewisville ISD Texas, GO, Refunding, CAB, School Building (NPFGC), 4.06%, 8/15/24 (b)	4,150	2,302,378
Lone Star College System, GO, 5.00%, 8/15/33	4,800	5,076,960
Mansfield ISD Texas, GO, School Building (PSF-GTD), 5.00%, 2/15/33	2,300	2,397,060
North Texas Tollway Authority, Refunding RB, First Tier:
Series A, 6.00%, 1/01/28	3,380	3,643,708
System (NPFGC), 5.75%, 1/01/40	12,300	12,391,143
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC):
5.75%, 8/15/38	7,200	7,215,624
5.00%, 8/15/42	6,045	5,530,329
		51,962,730
Utah — 3.9%
City of Salt Lake City Utah, Refunding RB, IHC Hospitals Inc. (NPFGC), 6.30%, 2/15/15 (e)	15,000	16,900,950
Vermont — 0.0%
Vermont HFA, Refunding RB, Multiple Purpose, Series C, AMT (AGM), 5.50%, 11/01/38 (f)	75	76,474
Virginia — 0.5%
Virginia HDA, RB, Sub-Series H-1 (NPFGC), 5.35%, 7/01/31	2,125	2,125,786
Washington — 1.0%
Central Puget Sound Regional Transit Authority, RB, Series A, 5.00%, 11/01/36	2,000	2,048,380
Washington Health Care Facilities Authority, RB, Providence Health & Services, Series A:
5.00%, 10/01/39	1,525	1,504,473
5.25%, 10/01/39	850	859,376
		4,412,229
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority, RB:
Ascension Health Senior Credit Group, 5.00%, 11/15/33	1,850	1,867,372
Froedtert & Community Health, 5.25%, 4/01/39	2,000	2,007,360
		3,874,732
Total Municipal Bonds – 115.0%		502,750,386

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
California — 8.5%
Anaheim Public Financing Authority California, RB, Electric System Distribution Facilities, Series A (AGM), 5.00%, 10/01/31	$1,244	$1,247,351
California State University, Refunding RB, Systemwide, Series A (AGM), 5.00%, 11/01/32	7,000	7,150,360
Los Angeles Community College District California, GO, Series A:
Election of 2001 (NPFGC), 5.00%, 8/01/32	6,120	6,266,513
Election of 2008, 6.00%, 8/01/33	2,639	2,939,934
Orange County Sanitation District, COP (NPFGC), 5.00%, 2/01/33	2,749	2,772,814
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	509	535,652
San Diego County Water Authority, COP, Refunding:
Series 2002-A (NPFGC), 5.00%, 5/01/32	9,003	9,070,105
Series 2008-A (AGM), 5.00%, 5/01/33	5,170	5,279,501
Tamalpais Union High School District California, GO, Election of 2001 (AGM), 5.00%, 8/01/28	1,950	2,010,119
		37,272,349
Colorado — 0.3%
Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34	1,220	1,258,313
District of Columbia — 0.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30	1,320	1,472,024
Florida — 11.7%
City of Tallahassee Florida, RB (NPFGC):
5.00%, 10/01/32	2,700	2,742,795
5.00%, 10/01/37	6,000	6,050,280
County of Miami-Dade Florida, RB, Water & Sewer System (AGM), 5.00%, 10/01/39	8,728	8,823,516
County of Seminole Florida, Refunding RB, Series B (NPFGC), 5.25%, 10/01/31	6,300	6,688,584
Florida State Board of Education, GO, Series D, 5.00%, 6/01/37	2,399	2,464,500
Highlands County Health Facilities Authority, RB, Adventist, Series C, 5.25%, 11/15/36	5,990	5,989,521
Jacksonville Electric Authority Florida, RB, Sub-Series A, 5.63%, 10/01/32	4,310	4,591,615
Miami-Dade County School Board, COP, Refunding, Series B (AGC), 5.25%, 5/01/27	11,350	11,724,890

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011	5

Schedule of Investments (continued)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
Florida (concluded)
Orange County School Board, COP, Series A (NPFGC), 5.00%, 8/01/30	$2,000	$2,009,660
		51,085,361
Georgia — 3.5%
Augusta-Richmond County Georgia, RB (AGM), 5.25%, 10/01/34	5,000	5,152,600
City of Atlanta Georgia, RB, General, Subordinate Lien, Series C (AGM), 5.00%, 1/01/33	10,000	10,042,700
		15,195,300
Hawaii — 1.4%
Honolulu City & County Board of Water Supply, RB, Series A (NPFGC), 5.00%, 7/01/33	6,000	6,095,880
Illinois — 3.9%
City of Chicago Illinois, Refunding RB, Second Lien (AGM), 5.25%, 11/01/33	14,429	14,794,830
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	2,000	2,065,013
		16,859,843
Massachusetts — 3.9%
Massachusetts School Building Authority, RB, Series A (AGM), 5.00%, 8/15/30	16,500	17,147,202
Nevada — 1.8%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/39	5,007	5,395,249
Clark County Water Reclamation District, GO, Series B, 5.75%, 7/01/34	2,429	2,661,794
		8,057,043
New York — 4.5%
Erie County Industrial Development Agency, RB, City School District of Buffalo Project, Series A (AGM), 5.75%, 5/01/28	2,007	2,182,300
New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	3,509	3,857,380
New York State Dormitory Authority, ERB, Series B, 5.75%, 3/15/36	1,545	1,700,890
New York State Thruway Authority, RB, Series G (AGM), 5.00%, 1/01/32	10,000	10,242,600
Triborough Bridge & Tunnel Authority, RB, General, Series A-2, 5.25%, 11/15/34	1,500	1,580,640
		19,563,810

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (g)	Par (000)	Value
North Carolina — 0.5%
North Carolina HFA, RB, Series 31-A, AMT, 5.25%, 7/01/38	$2,369	$2,322,081
Ohio — 0.2%
State of Ohio, RB, Cleveland Clinic Health, Series B, 5.50%, 1/01/34	780	813,228
South Carolina — 1.1%
South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	4,695	5,000,504
Texas — 3.1%
Clear Creek ISD Texas, GO, Refunding, School Building (PSF-GTD), 5.00%, 2/15/33	5,900	6,273,470
Cypress-Fairbanks ISD, GO, Refunding, Schoolhouse (PSF-GTD), 5.00%, 2/15/32	4,750	4,976,338
North East ISD Texas, GO, School Building, Series A (PSF-GTD), 5.00%, 8/01/37	2,000	2,062,720
		13,312,528
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	450	466,668
Washington — 0.6%
Central Puget Sound Regional Transit Authority, RB, Series A (AGM), 5.00%, 11/01/32	2,504	2,592,672
Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 45.4%		198,514,806
Total Long-Term Investments (Cost – $697,130,594) – 160.4%		701,265,192

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.01% (h)(i)	8,074,835	8,074,835
Total Short-Term Securities (Cost – $8,074,835) – 1.8%		8,074,835
Total Investments (Cost – $705,205,429*) – 162.2%		709,340,027
Other Assets Less Liabilities – 1.3%		5,526,044
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (23.1)%		(100,881,062)
AMPS, at Redemption Value – (40.4)%		(176,640,468)
Net Assets Applicable to Common Shares – 100.0%		$437,344,541

6	BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011

Schedule of Investments (concluded)	BlackRock MuniYield Quality Fund, Inc. (MQY)
(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$705,214,863
Gross unrealized appreciation	$15,828,922
Gross unrealized depreciation	(1,168,489)
Net unrealized appreciation	$14,660,433

(a)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Barclays Capital INC	$1,133,374	$2,992

(d)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Security is collateralized by Municipal or US Treasury obligations.

(f)	Variable rate security. Rate shown is as of report date.

(g)

Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to TOBs.

(h)	Investments in companies considered to be an affiliate of the Fund during the year. For purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at April 30, 2011	Net Activity	Shares Held at July 31, 2011	Income
FFI Institutional Tax-Exempt Fund	4,098,484	3,976,351	8,074,835	$970

(i)	Represents the current yield as of report date.

•	Financial futures contracts sold as of July 31, 2011 were as follows:

Contracts	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
235	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2011	$28,794,710	$(741,853)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized in three broad levels for financial reporting purposes as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of July 31, 2011 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	701,265,192	—	$701,265,192
Short-Term Investments	$8,074,835	—	—	8,074,835
Total	$8,074,835	$701,265,192	—	$709,340,027

[1]	See above Schedule of Investments for values in each state or political subdivision.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(741,853)	—	—	$(741,853)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK MUNIYIELD QUALITY FUND, INC.	JULY 31, 2011	7

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Quality Fund, Inc.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 26, 2011

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Quality Fund, Inc.

Date: September 26, 2011